SHORT TERM AND LONG TERM TRADE RCEIVABLES, NET	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SHORT TERM AND LONG TERM TRADE RCEIVABLES, NET

NOTE 7 – SHORT TERM AND LONG TERM TRADE RCEIVABLES, NET:

	December 31,	December 31,
	2025	2024

Customers	$4,272	$2,039
Expected credit losses	(17)	(15)
Trade receivables, net	$4,255	$2,024

As of December 31, 2025, the Company did not have any overdue balances and has experienced immaterial credit losses.